Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 102,812	$ 55,420	$ 22,880
Currency translation adjustment	10,725	4,494	(11,347)
Currency impact on long-term funding	(1,046)	1,982	(802)
Tax on currency impact of long term funding	(87)	(356)	294
Unrealized capital gain/(loss) - investments	(239)	861	(622)
Actuarial gain/(loss) on defined benefit pension plan	1,383	689	(4,365)
Total comprehensive income	$ 113,548	$ 63,090	$ 6,038